Unaudited Condensed Statements of Cash Flows - USD ($)	9 Months Ended		10 Months Ended	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2022
Cash flows from operating activities:
Net (loss) income	$ (800,221)	$ 50,507	$ (834,087)	$ 60,237
Adjustments to reconcile net (loss) income to net cash used in operating activities:
Formation cost paid by Sponsor			6,725
Interest and dividends earned on investment in Trust	(585,419)	(880,096)	(17,643)	(1,195,135)
Amortization of prepaid expenses	206,258	46,557	102,892	46,557
Changes in operating assets and liabilities:
Accrued costs and expenses	327,790	(49,143)	442,564	(75,156)
Prepaid expenses	(309,754)	66,564	(384,500)	130,175
Due to related party		(2,903)	2,903	(2,903)
Income taxes payable	(23,500)	104,611		137,633
Deferred income tax				18,790
Net cash used in operating activities	(1,184,846)	(663,903)	(681,146)	(879,802)
Cash flows from investing activities:
Investment of cash in Trust Account	(180,000)	(1,383,892)	(140,386,985)	(2,767,015)
Disposal of trust assets for redemptions	4,209,931			125,587,180
Withdrawal of trust funds to pay taxes	514,964			502,949
Net cash provided by (used in) investing activities	4,544,895	(1,383,892)	(140,386,985)	123,323,114
Cash flows from financing activities:
Payments from sale of common stocks to initial shareholders	(4,209,931)
Proceeds from Initial Public Offering			135,546,054
Proceeds from Private placement			6,755,930
Proceeds from sale of founder shares to initial stockholders			25,000
Proceeds from issuance of promissory note to related party	560,000	1,383,892	130,000	2,767,015
Payment of promissory note to related party			(174,225)
Payment of deferred offering costs			(534,326)
Payment for redemptions of shares subject to possible redemption				(125,587,180)
Net cash (used in) provided by financing activities	(3,649,931)	1,383,892	141,748,433	(122,820,165)
Net change in cash	(289,882)	(663,903)	680,302	(376,853)
Cash, beginning of the period	303,449	680,302		680,302
Cash, end of the period	13,567	16,399	680,302	303,449
Supplemental disclosure of cash flow information:
Remeasurement of Class A ordinary shares to redemption amount				3,483,582
Initial value of Class A common stock subject to possible redemption			140,386,985
Deferred underwriters commission			4,840,931
Deferred offering costs paid by promissory note – related party			37,500
Forfeiture of shares due to over-allotment not exercised in full			13
Fair value of representative shares issued			$ 1,383,124
Recognition of liability for excise tax on redemptions	42,099
Accretion of Class A ordinary shares to redemption amount	$ 379,959	$ 426,498